Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Comprehensive Income Net Of Tax [Abstract]
Net income	$ 6,465		$ 6,610		$ 7,877
Other comprehensive (loss):
Gross unrealized holding (loss) gain on securities available for sale, net of income (taxes) benefit of $96, $178, and $(43), respectively	(140)		(258)		26
Reclassification adjustment for net realized gains on securities available for sale, net of income taxes of $120, $264, and $0, respectively	(175)	[1]	(383)	[1]
Benefit plan gain (loss), net of income (taxes) benefit of ($91), $88 and $168, respectively	138		(126)		(236)
Benefit plan amortization, net of income (taxes) benefit of ($38), $27 and $13, respectively	50	[2]	(40)	[2]	(21)	[2]
Total other comprehensive (loss)	(127)		(807)		(231)
Total comprehensive income	$ 6,338		$ 5,803		$ 7,646

[1]	Net realized gain and related income taxes are included in the consolidated statements of income within the gain on sale of securities and income taxes lines, respectively.
[2]	Benefit plan amounts represent the amortization of past service cost and unrecognized net loss; such amounts are included in the consolidated statements of income within the directors' compensation line. The related income tax amounts are included in income taxes.